Investment Strategy - Environmental Services ETF	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Environmental Services Index is a modified market-capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in environmental consulting and modeling, wastewater management and drainage solutions (excluding water utilities), general waste management services, environmental remediation and protection, air filtration (non-industrial end market) and carbon capture technologies, or waste-to-energy and biofuels (excluding some types of recycling). Such components may include companies of any market capitalization. As of October 31, 2025, the Environmental Services Index included securities of 25 companies with a market capitalization range of between approximately $906 million and $72.62 billion and a weighted average market capitalization of $27.79 billion. Although as of October 31, 2025, the Index included mostly large capitalization stocks, these amounts are subject to change. The Index may include foreign companies. As of October 31, 2025, the Index had significant exposure to companies in the United States and Canada. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Environmental Services Index by investing in a portfolio of equity securities that generally tracks the Environmental Services Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Environmental Services Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Environmental Services Index. Due to the change in benchmark index from the NYSE® Arca Environmental Services Index (the “Prior Index”) to the Environmental Services Index as of the close of business on December 19, 2025, the Fund may experience higher levels of turnover in the current year than in previous years.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Environmental Services Index concentrates in an industry or group of industries. As of October 31, 2025, each of the environmental services, industrials and basic materials sectors represented a significant portion of the Environmental Services Index. The Environmental Services Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Environmental Services Index concentrates in an industry or group of industries. As of October 31, 2025, each of the environmental services, industrials and basic materials sectors represented a significant portion of the Environmental Services Index. The Environmental Services Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.